Credit Facilities, Long-Term Debt and Lease Liabilities - Principal Repayments (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Principal repayments	$ 3,466	$ 3,653
2024
Disclosure of detailed information about borrowings [line items]
Lease incentive	12
Cost
Disclosure of detailed information about borrowings [line items]
Principal repayments	3,363
Lease liabilities	143
Cost | 2024
Disclosure of detailed information about borrowings [line items]
Principal repayments	526
Lease liabilities	4
Cost | 2025
Disclosure of detailed information about borrowings [line items]
Principal repayments	142
Lease liabilities	4
Cost | 2026
Disclosure of detailed information about borrowings [line items]
Principal repayments	143
Lease liabilities	4
Cost | 2027
Disclosure of detailed information about borrowings [line items]
Principal repayments	153
Lease liabilities	4
Cost | 2028
Disclosure of detailed information about borrowings [line items]
Principal repayments	162
Lease liabilities	4
Cost | 2029 and thereafter
Disclosure of detailed information about borrowings [line items]
Principal repayments	2,237
Lease liabilities	$ 123